Significant Accounting Policies - Advertising Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Advertising costs	$ 45,445	$ 31,093	$ 14,447